Schedule of Investments (unaudited)	iShares® Asia/Pacific Dividend ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 19.5%
AusNet Services Ltd.	809,845	$1,083,070
Fortescue Metals Group Ltd.	118,545	2,166,126
JB Hi-Fi Ltd.	30,664	1,082,857
Magellan Financial Group Ltd.	27,511	992,573
Mineral Resources Ltd.	28,846	1,334,680
Perpetual Ltd.	32,167	889,021
Rio Tinto Ltd.	9,929	973,141
		8,521,468
China — 3.1%
BOC Aviation Ltd.(a)	68,700	505,128
Gemdale Properties & Investment Corp. Ltd.	7,970,000	861,306
		1,366,434
Hong Kong — 35.8%
BOC Hong Kong Holdings Ltd.	275,500	884,708
CK Asset Holdings Ltd.	127,500	867,471
CK Hutchison Holdings Ltd.	114,000	832,918
CK Infrastructure Holdings Ltd.	169,000	1,020,233
Haitong International Securities Group Ltd.	2,300,000	592,751
Hang Seng Bank Ltd.(b)	34,200	654,980
Henderson Land Development Co. Ltd.	222,000	991,873
Hongkong Land Holdings Ltd.	157,500	714,574
Hysan Development Co. Ltd.	188,000	740,276
Kerry Properties Ltd.	325,000	959,796
New World Development Co. Ltd.	183,250	868,744
PCCW Ltd.	2,270,000	1,189,093
Power Assets Holdings Ltd.	206,000	1,331,829
Sino Land Co. Ltd.	584,000	894,903
Sun Hung Kai Properties Ltd.	47,000	672,352
Swire Pacific Ltd., Class A	106,500	661,560
Swire Properties Ltd.	202,000	574,520
VTech Holdings Ltd.	125,500	1,244,559
		15,697,140
Japan — 37.0%
Asahi Holdings Inc.	42,200	834,531
Electric Power Development Co. Ltd.	45,000	658,790
Fukuoka Financial Group Inc.	41,000	691,060
Haseko Corp.	72,200	977,031
Idemitsu Kosan Co. Ltd.	29,300	689,718
Kansai Electric Power Co. Inc. (The)	78,300	738,594
Kumagai Gumi Co. Ltd.	27,600	709,785
Mebuki Financial Group Inc.	374,300	801,080
Mitsubishi Corp.	28,000	785,365
Mitsubishi HC Capital Inc.	135,000	736,334
Security	Shares	Value

Japan (continued)
Mitsubishi UFJ Financial Group Inc.	149,200	$788,175
Mizuho Financial Group Inc.	59,370	848,374
MS&AD Insurance Group Holdings Inc.	30,700	948,969
Oki Electric Industry Co. Ltd.	83,800	782,962
ORIX Corp.	45,100	789,042
Resona Holdings Inc.	213,000	799,747
Sojitz Corp.	230,800	706,083
Sumitomo Corp.	55,800	758,317
Sumitomo Mitsui Financial Group Inc.	25,300	852,839
Sumitomo Mitsui Trust Holdings Inc.	22,100	725,451
Tohoku Electric Power Co. Inc.	80,200	607,614
		16,229,861
New Zealand — 2.7%
Spark New Zealand Ltd.	358,134	1,182,117

Singapore — 1.8%
Singapore Telecommunications Ltd.	460,700	772,173

Total Common Stocks — 99.9%
(Cost: $42,886,004)	.	43,769,193

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	654,346	654,674
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	30,000	30,000
		684,674
Total Short-Term Investments — 1.5%
(Cost: $684,674)		684,674

Total Investments in Securities — 101.4%
(Cost: $43,570,678)		44,453,867

Other Assets, Less Liabilities — (1.4)%		(630,127)

Net Assets — 100.0%		$43,823,740

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Asia/Pacific Dividend ETF
July 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$677,992	$—		$(23,358	)(a)	$(24)	$64	$654,674	654,346	$564	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	20,000	(a)	—		—	—	30,000	30,000	—		—
						$(24)	$64	$684,674		$564		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Singapore Index	1	08/30/21	$27	$840
TOPIX Index	1	09/09/21	17	(213)
				$627

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Asia/Pacific Dividend ETF
July 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$740,276	$43,028,917	$—	$43,769,193
Money Market Funds	684,674	—	—	684,674
	$1,424,950	$43,028,917	$—	$44,453,867
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$840	$—	$840
Liabilities
Futures Contracts	—	(213)	—	(213)
	$—	$627	$—	$627

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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